CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
Capital Disclosures
Accounts payable and accrued liabilities	$ 2,600	$ 1,900
Lease liability current	47
Current assets	10,900	13,700
Shareholders' equity attributable to owners	$ 73,300	$ 76,000